As filed with the U.S. Securities and Exchange Commission on April 26, 2021
Registration Nos. 333-200241
811-21851

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
Registration Statement Under the Securities Act of 1933	□
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 14	☒
Registration Statement Under the Investment Company Act of 1940	□
Amendment No. 27	☒

Brighthouse Variable Life Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte NC 28277
(Address of depositor’s principal executive offices)
Depositor’s Telephone Number, including Area Code: (980) 365-7100
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copy to:
Dodie C. Kent
Ronald Coenen, Jr.
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
It is proposed that this filing will become effective (check appropriate box)
□immediately upon filing pursuant to paragraph (b)
☒ on April 30, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1) of Rule 485
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment
Title of Securities Being Registered: Flexible Premium Variable Universal Life Insurance Policies.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 8 (“Amendment No. 8”) to Registration Statement File No. 333-200241 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on October 30, 2020. Parts A, B and C were filed in Amendment No. 8 and are incorporated by reference herein.
No securities were sold in connection with the version of the Registration Statement that went effective on April 24, 2021. Post-Effective Amendment No. 13 to the Registration Statement, File No. 333-200241, filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on April 22, 2021, contains the version of the Registration Statement that will become effective on April 30, 2021.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 26th day of April, 2021.
Brighthouse Variable Life Account A (Registrant)
By:	Brighthouse Life Insurance Company
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	Brighthouse Life Insurance Company
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons, in the capacities indicated, on April 26, 2021.
SIGNATURE	TITLE

/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President

/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President

/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer

/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer

/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 26, 2021
* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 filed as Exhibit (s) on April 22, 2021 (File Nos. 333-200241/811-21851).